SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE－15 SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2024, up through the date the Company issued the audited consolidated financial statements. During the period, the Company did not have any material subsequent events other than disclosed above.

●	Beginning in 2025, the United States of America (USA) imposed hefty tariffs on imports of goods and services into USA. Counter tariffs were reciprocated by many countries on the import of goods and services from USA. At this stage, it is uncertain how this may or may not impact the operations of the Group. The financial statements for the year ended December 31, 2024 do not include the effects, if any, of USA tariffs which will be accounted for in the financial statements for the year ending December 31, 2025.

●	On April 1, 2025, our shareholders approved changing our name from SAG Holdings Limited to INNEOVA Holdings Limited, which name change became effective on April 28, 2025, at which we began to trade under the Nasdaq symbol “INEO.”

●	On May 1, 2025, the Company announced the acquisition of 100% stake in INNEOVA Engineering Pte. Ltd. from its controlling shareholder, Soon Aik Global Pte Ltd (the “Seller”), which was approved at during an extra-ordinary general meeting (EGM) held on March 31, 2025. The Seller is the beneficial controlling shareholder of each of the Company and INNEOVA Engineering Pte. Ltd. Because the acquisition was a related party transaction, the Board of Directors appointed a special committee of independent directors (the “Special Committee”) to review the fairness of the acquisition. The Special Committee and the Board of Directors each carefully considered the final proposed terms of the acquisition and the INNEOVA Engineering Pte. Ltd. agreement. In evaluating the financial and contractual terms of the Acquisition, the Special Committee and the Board of Directors each consulted with members of the Company’s senior management team, Future Asia Advisory Pte Ltd. (a financial valuation firm selected by the Special Committee), TroyGould PC, U.S. counsel to the Company, and Conyers Dill & Pearman LLP, Cayman Islands counsel to the Company, and assessed various matters relevant to its decision. The Special Committee and the Board of Directors each considered a significant amount of information and a wide variety of factors, including the Special Committee’s and the Board of Directors’ familiarity with, and information provided by the Company’s management as to, the business, financial condition, results of operations, current business strategy and future prospects of INNEOVA Engineering Pte. Ltd., as well as the risks involved in achieving those prospects and objectives under current industry and market conditions, the nature of the markets in which INNEOVA Engineering Pte. Ltd. operates and INNEOVA Engineering Pte. Ltd.’s position in such markets, the valuation report of INNEOVA Engineering Pte. Ltd.’s ordinary shares performed by Future Asia Advisory Pte Ltd. (the “Valuation Report”), which indicated that the aggregate valuation of INNEOVA Engineering Pte. Ltd.’s Ordinary Shares as of October 31, 2024 was SGD10,235,000. The financial and other terms and conditions of the INNEOVA Engineering Pte. Ltd. agreement were reviewed by the Special Committee and the Board of Directors and the consideration for the acquisition was based upon the valuation of INNEOVA Engineering Pte. Ltd.’s ordinary shares in accordance with the Valuation Report. On the terms and conditions set forth in the INNEOVA Agreement, upon consummation of the acquisition (the “Closing”), the Seller will receive 6,295,624 ordinary shares of the Company (the “Consideration Shares”) in return for all of the outstanding shares of INNEOVA Engineering Pte. Ltd. The calculation of the amount of Consideration Shares was based on an implied purchase price of SGD10,235,000, the stock price for ordinary shares of the Company as of market close on February 28, 2025, $1.21, and a SGD to USD exchange rate of 0.74428 calculated as of February 28, 2025.